Income taxes - Uncertain tax positions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	€ 9,238	€ 2,927
Increases to tax positions related to the current year	0	6,289
Decreases to tax positions related to prior years	(720)	0
Interest and penalties	34	22
Balance, end of year	€ 8,552	€ 9,238